Award Timing Disclosure	Mar. 07, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We are providing the following discussion of the timing of stock option awards in relation to the disclosure of material nonpublic information. In accordance with the Company’s equity award grant policy adopted in 2025, the Company generally grants equity awards, including stock options, to existing employees on an annual basis, if at all. The Board and compensation and leadership development committee will typically consider and approve any such grants at a meeting of the Board or compensation and leadership committee that is established in advance. The Board and compensation and leadership development committee do not schedule grant dates in anticipation of the release of material non-public information, and the Company does not have any plans, programs or practices of timing the release of material non-public information in order to affect the value of executive compensation. In accordance with the Company’s equity award grant policy adopted in 2025, grants of equity awards to our NEOs should not occur in the period starting four business days before or ending one business days after the filing of the Company’s Annual Report on Form 10-K or Quarterly Reports on Form 10-Q or the filing or furnishing of any Current Report on Form 8-K that disclosed material nonpublic information.

The following table contains information about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K. No stock options were granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of any of the Company’s Quarterly Reports on Form 10-Q or the filing or furnishing of any Current Report on Form 8-K that disclosed material nonpublic information.

Award Timing Method	The Board and compensation and leadership development committee will typically consider and approve any such grants at a meeting of the Board or compensation and leadership committee that is established in advance.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Board and compensation and leadership development committee do not schedule grant dates in anticipation of the release of material non-public information, and the Company does not have any plans, programs or practices of timing the release of material non-public information in order to affect the value of executive compensation. In accordance with the Company’s equity award grant policy adopted in 2025, grants of equity awards to our NEOs should not occur in the period starting four business days before or ending one business days after the filing of the Company’s Annual Report on Form 10-K or Quarterly Reports on Form 10-Q or the filing or furnishing of any Current Report on Form 8-K that disclosed material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/sh)	Grant Date Fair Value of the Award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Michel Detheux	3/7/2024	590,400	$11.58	$4,965,264	7.8%
Matthew Call	3/7/2024	225,000	$11.58	$1,892,250	7.8%

Michel Detheux [Member]
Awards Close in Time to MNPI Disclosures
Name	Michel Detheux
Underlying Securities | shares	590,400
Exercise Price | $ / shares	$ 11.58
Fair Value as of Grant Date | $	$ 4,965,264
Underlying Security Market Price Change | Rate	7.80%
Matthew A. Call [Member]
Awards Close in Time to MNPI Disclosures
Name	Matthew Call
Underlying Securities | shares	225,000
Exercise Price | $ / shares	$ 11.58
Fair Value as of Grant Date | $	$ 1,892,250
Underlying Security Market Price Change | Rate	7.80%